                                                                               .
                                                                               .
                                                                               .

                                       Supplement dated March 4, 2010*
                                                                   ------------------------------------------
                                                                                  PRODUCT FORM #
                                                                   ------------------------------------------
  PRODUCT NAME                                                       NATIONAL              NEW YORK
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY(R)                 S-6467 N (5/09)       S-6471 L (5/09)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY(R) -- BAND 3       S-6477 N (5/09)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE(R) VARIABLE               S-6406 M (5/09)       S-6410 J (5/09)
  ANNUITY/RIVERSOURCE RETIREMENT ADVISOR SELECT(R) VARIABLE
  ANNUITY
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE(R) PLUS VARIABLE          S-6273 M (5/09)       S-6362 J (5/09)
  ANNUITY/ RIVERSOURCE RETIREMENT ADVISOR SELECT(R) PLUS VARIABLE
  ANNUITY
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE(R) VARIABLE               S-6407 K (5/09)
  ANNUITY -- BAND 3
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE RETIREMENT ADVISOR 4 ADVANTAGE(R) VARIABLE             S-6503 G (5/09)       S-6504 G (5/09)
  ANNUITY/RIVERSOURCE RETIREMENT ADVISOR 4 SELECT(R) VARIABLE
  ANNUITY/RIVERSOURCE RETIREMENT ADVISOR 4 ACCESS(R) VARIABLE
  ANNUITY
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) ACCESSCHOICE SELECT VARIABLE ANNUITY                273416 K (5/09)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) BUILDER SELECT VARIABLE ANNUITY                     45303 K (11/09)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) ENDEAVOR SELECT VARIABLE ANNUITY                    273417 K (5/09)       273480 L (5/09)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) FLEXCHOICE SELECT VARIABLE ANNUITY                  45307 K (11/09)       274320 D (5/09)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) INNOVATIONS CLASSIC SELECT VARIABLE ANNUITY         45312 J (5/09)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) INNOVATIONS SELECT VARIABLE ANNUITY                 45304 K (11/09)       45313 M (5/09)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) SIGNATURE ONE SELECT VARIABLE ANNUITY               45301 K (11/09)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) SIGNATURE SELECT VARIABLE ANNUITY                   45300 K (11/09)
-------------------------------------------------------------------------------------------------------------
  EVERGREEN NEW SOLUTIONS SELECT VARIABLE ANNUITY                    45308 J (5/09)
-------------------------------------------------------------------------------------------------------------
  EVERGREEN PATHWAYS(SM) SELECT VARIABLE ANNUITY                     45309 J (5/09)
-------------------------------------------------------------------------------------------------------------
  WELLS FARGO ADVANTAGE CHOICE(SM) SELECT VARIABLE ANNUITY           45305 J (5/09)
-------------------------------------------------------------------------------------------------------------
  WELLS FARGO ADVANTAGE(R) SELECT VARIABLE ANNUITY                   45302 J (5/09)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE(R)           S-6418 L (5/09)       S-6419 M (5/09)
  VARIABLE UNIVERSAL LIFE IV -- ESTATE SERIES
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE INSURANCE                   S-6194 AK (5/09)      S-6171 AL (5/09)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE III                         S-6189 NV (5/09)      S-6211 L (5/09)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE           S-6202 M (5/09)       S-6203 L (5/09)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) VARIABLE SECOND-TO-DIE LIFE INSURANCE               S-6196 X (5/09)       S6185 T (5/09)
-------------------------------------------------------------------------------------------------------------



THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------
S-6534-1 A (3/10)

* Valid until next prospectus update.

This supplement describes proposed changes to certain investment options offered under certain variable life insurance policies and variable annuity contracts (the "Contracts"). Please retain this supplement with your Prospectus for future reference.

The information in the prospectus regarding the Portfolio Navigator asset allocation program (the "Program") will no longer be applicable after the Transfer Date (as defined below). As of the Transfer Date, your contract assets which are invested in accordance with a model portfolio under the Program will be transferred based on the recommendation of RiverSource Investments, LLC ("RiverSource Investments"), the investment adviser under the Program, to a fund of funds that corresponds to your model portfolio. This recommendation will be implemented unless you have purchased your contract or policy on or before April 23, 2010 and inform us on or before that date that you do not want your assets so transferred (i.e., unless you "opt out"). The actual date of transfer to the fund of funds (the "Transfer Date") will occur no earlier than May 7, 2010 and no later than June 30, 2010, and will depend on the contract you own and the month that you purchased your contract or policy.

If you opt out of the transfer, you will remain invested in accordance with the asset allocation currently specified for your model portfolio and you will not receive any further reallocation recommendations from RiverSource Investments (although your assets will be rebalanced back to the current allocation quarterly). If you are a variable contract owner who is electing or has elected a rider requiring participation in the Program and you opt out, you will be able to transfer your assets in the future only to one of the funds of funds. If you are not electing and have not elected such a rider and you opt out, you will be able to transfer all or part of your assets to the other investment options available under your contract or policy, including any of the funds of funds, at any time.

Certain information about the funds of funds is included below. You have received or will receive disclosure materials addressing the transfer recommendation, the termination of your investment advisory agreement with RiverSource Investments relating to the Program, the conflicts of interest to which RiverSource Investments and its affiliates are subject relating to the transfer recommendation and the funds of funds generally, and specifying how to opt out, if applicable. For more information regarding the funds of funds, please refer to the preliminary prospectus for the funds of funds. THE INFORMATION IN THIS SUPPLEMENT REGARDING THE FUNDS OF FUNDS AND IN THE PRELIMINARY PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. SHARES OF THE FUNDS OF FUNDS MAY NOT BE SOLD UNTIL THE REGISTRATION STATEMENT FOR THE FUND OF FUNDS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS SUPPLEMENT IS NOT AN OFFER TO SELL SHARES OF THE FUND OF FUNDS AND IS NOT SOLICITING AN OFFER TO BUY SUCH SHARES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED. FOR CONTRACTS PURCHASED ON OR AFTER APRIL 24, 2010, PLEASE REFER TO THE EFFECTIVE FUND OF FUNDS PROSPECTUS.

ADDITIONAL INFORMATION ABOUT THE FUND OF FUNDS

     VARIABLE PORTFOLIO-CONSERVATIVE PORTFOLIO (CONSERVATIVE PORTFOLIO) is designed for investors seeking a high level of total return that is consistent with a conservative level of risk. The Fund invests primarily in underlying funds that invest in fixed income securities and may be most appropriate for investors with a shorter-term investment horizon.

     VARIABLE PORTFOLIO-MODERATELY CONSERVATIVE PORTFOLIO (MODERATELY CONSERVATIVE PORTFOLIO) is designed for investors seeking a high level of total return that is consistent with a moderately conservative level of risk. The Fund invests substantially in underlying funds that invest in fixed income securities and also invests a moderate amount in underlying funds that invest in equity securities. The Fund may be most appropriate for investors with a short-to-intermediate term investment horizon.

     VARIABLE PORTFOLIO-MODERATE PORTFOLIO (MODERATE PORTFOLIO) is designed for investors seeking a high level of total return that is consistent with a moderate level of risk. The Fund invests in a balance of underlying funds that invest in fixed income securities and underlying funds that invest in equity securities, and may be most appropriate for investors with an intermediate term investment horizon.

     VARIABLE PORTFOLIO-MODERATELY AGGRESSIVE PORTFOLIO (MODERATELY AGGRESSIVE PORTFOLIO) is designed for investors seeking a high level of total return that is consistent with a moderately aggressive level of risk. The Fund invests substantially in underlying funds that invest in equity securities and also invests a moderate amount in underlying funds that invest in fixed income securities. The Fund may be most appropriate for investors with an intermediate-to-long term investment horizon.

     VARIABLE PORTFOLIO-AGGRESSIVE PORTFOLIO (AGGRESSIVE PORTFOLIO) is designed for investors seeking a high level of total return that is consistent with an aggressive level of risk. The Fund invests primarily in underlying funds that invest in equity securities and also invests a small amount in underlying funds that invest in fixed income securities. The Fund may be most appropriate for investors with a longer-term investment horizon.

Because any investment involves risk, there is no assurance a Fund's objective can be achieved. Conservative Portfolio, Moderately Conservative Portfolio, Moderate Portfolio, Moderately Aggressive Portfolio and Aggressive Portfolio are singularly and collectively, where the context requires, referred to as either "the Fund," "each Fund" or "the Funds."

The tables below show the estimated fees and expenses for each fund of funds. Class 2 shares are available to new variable annuity contracts or life insurance policies purchased after May 7, 2010. Class 4 shares will be made available to those who purchase variable annuity contracts or life insurance policies on or before May 7, 2010.

FEES AND EXPENSES OF THE FUND

These tables describe the Fund's fees and expenses that you may pay if you buy a variable annuity or life insurance policy and allocate your purchase payments or premiums to subaccounts that invest in the Fund. The tables do not reflect any charges or expenses imposed by insurance companies on subaccounts or contracts. If such sales charges or expenses had been included, the expenses set forth below would be higher. In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds (or acquired funds) in which the Fund invests. The Fund's "Acquired fund fees and expenses," based on its allocations to the underlying funds, is as shown. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.

 ANNUAL FUND OPERATING EXPENSES(A) (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                                   MODERATELY              MODERATELY
                                                       AGGRESSIVE  AGGRESSIVE   MODERATE  CONSERVATIVE  CONSERVATIVE
                                                        PORTFOLIO   PORTFOLIO  PORTFOLIO    PORTFOLIO     PORTFOLIO
                                                        (CLASS 2)   (CLASS 2)  (CLASS 2)    (CLASS 2)     (CLASS 2)
Management fees                                           0.00%       0.00%      0.00%        0.00%         0.00%
Distribution and/or service (12b-1) fees                  0.25%       0.25%      0.25%        0.25%         0.25%
Other expenses                                            0.04%       0.04%      0.04%        0.04%         0.04%
Acquired fund fees and expenses                           0.79%       0.75%      0.71%        0.67%         0.62%
Total annual fund operating expenses                      1.08%       1.04%      1.00%        0.96%         0.91%
Less: fee waiver/expense reimbursement(b)                 0.00%       0.00%      0.00%        0.00%         0.00%
TOTAL ANNUAL (NET) FUND OPERATING EXPENSES AFTER FEE
WAIVERS/EXPENSE REIMBURSEMENT(B)                          1.08%       1.04%      1.00%        0.96%         0.91%



                                                                   MODERATELY              MODERATELY
                                                       AGGRESSIVE  AGGRESSIVE   MODERATE  CONSERVATIVE  CONSERVATIVE
                                                        PORTFOLIO   PORTFOLIO  PORTFOLIO    PORTFOLIO     PORTFOLIO
                                                        (CLASS 4)   (CLASS 4)  (CLASS 4)    (CLASS 4)     (CLASS 4)
Management fees                                           0.00%       0.00%      0.00%        0.00%         0.00%
Distribution and/or service (12b-1) fees                  0.25%       0.25%      0.25%        0.25%         0.25%
Other expenses                                            0.04%       0.04%      0.04%        0.04%         0.04%
Acquired fund fees and expenses                           0.79%       0.75%      0.71%        0.67%         0.62%
Total annual fund operating expenses                      1.08%       1.04%      1.00%        0.96%         0.91%
Less: fee waiver/expense reimbursement(c)                 (0.06)%     (0.04)%    (0.05)%      (0.05)%      (0.04%)
TOTAL ANNUAL (NET) FUND OPERATING EXPENSES AFTER FEE
WAIVERS/EXPENSE REIMBURSEMENT(C)                          1.02%       1.00%      0.95%        0.91%         0.87%


(a) Expenses are subject to approval by the Fund's Board. Other expenses and acquired fund fees and expenses are based on estimated amounts for the current fiscal year.
(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses for Class 2 shares of the Fund until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses) will not exceed 0.32% for Class 2 shares of the Fund.
(c) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses for Class 4 shares of the Fund until April 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (including acquired fund fees and expenses) will not exceed 0.87% for Class 4 shares of the Conservative Portfolio, 0.91% for Class 4 shares of the Moderately Conservative Portfolio, 0.95% for Class 4 shares of the Moderate Portfolio, 1.00% for Class 4 shares of the Moderately Aggressive Portfolio and 1.02% for Class 4 shares of the Aggressive Portfolio.

S-6534-1 A (3/10)